Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Emerging Markets Flexible Dynamic Bond Portfolio - Investor C Shares	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,137
Expense Example, No Redemption, 10 Years	$ 2,387